7. CAPITAL AND RESERVES: Schedule of Stock option transactions and the number of stock options (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tables/Schedules
Schedule of Stock option transactions and the number of stock options

Stock option transactions and the number of stock options for the year ended December 31, 2020 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2019	Granted	Exercised	cancelled	2020
July 15, 2020	$0.40	503,750	-	-	(503,750)	-
September 26, 2021	$0.72	393,750	-	-	-	393,750
April 26, 2022	$0.40	327,500	-	-	-	327,500
March 14, 2023	$0.40	450,000	-	-	-	450,000
March 26, 2023	$0.40	10,000	-	-	-	10,000
January 7, 2024	$0.20	45,750	-	-	-	45,750
Options outstanding		1,730,750	-	-	(503,750)	1,227,000
Options exercisable		1,730,750	-	-	(503,750)	1,227,000
Weighted average exercise price		$0.47	$Nil	$Nil	$0.40	$0.50

Stock option transactions and the number of stock options for the year ended December 31, 2019 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2018	Granted	Exercised	cancelled	2019
March 3, 2019	$0.66	50,000	-	-	(50,000)	-
July 15, 2020	$0.40	503,750	-	-	-	503,750
September 26, 2021	$0.72	393,750	-	-	-	393,750
April 26, 2022	$0.40	327,500	-	-	-	327,500
March 14, 2023	$0.40	450,000	-	-	-	450,000
March 26, 2023	$0.40	10,000	-	-	-	10,000
January 7, 2024	$0.20	-	45,750	-	-	45,750
Options outstanding		1,735,000	45,750	-	(50,000)	1,730,750
Options exercisable		1,735,000	45,750	-	(50,000)	1,730,750
Weighted average exercise price		$0.48	$0.20	$Nil	$0.66	$0.47

Stock options transactions and the number of stock options for the year ended December 31, 2018 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2017	Granted	Exercised	cancelled	2018
October 16, 2018	$0.40	286,250	-	-	(286,250)	-
March 3, 2019	$0.66	50,000	-	-	-	50,000
July 15, 2020	$0.40	503,750	-	-	-	503,750
September 26, 2021	$0.72	393,750	-	-	-	393,750
April 26, 2022	$0.40	327,500	-	-	-	327,500
March 14, 2023	$0.40	-	450,000	-	-	450,000
March 26, 2023	$0.40	-	10,000	-	-	10,000
Options outstanding		1,561,250	460,000	-	(286,250)	1,735,000
Options exercisable		1,561,250	460,000	-	(286,250)	1,735,000
Weighted average exercise price		$0.49	$0.40	$Nil	$0.40	$0.48